Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

13.  INCOME TAXES

The partnership is a limited partnership and as a result is not subject to federal and state income taxes. The general partner and the unitholders are responsible for paying federal and state income taxes on their share of the partnership’s taxable income.

Green Plains Capital Company is a subsidiary of the partnership and is taxed as a corporation. Green Plains Capital Company recorded deferred tax assets in the amount of $77 thousand and income taxes payable in the amount of $67 thousand.  Green Plains Capital Company’s effective tax rate for 2015 was immaterial to the financial statements.

The MLP predecessor was a single member limited liability company, treated as a non-taxable disregarded entity in Green Plains’ federal and state income tax returns. For periods prior to the IPO, the consolidated financial statements reflect income taxes as if the MLP predecessor had filed separate federal and state tax returns. Under a tax sharing agreement between the MLP predecessor and Green Plains, the MLP predecessor periodically makes payments to Green Plains for its share of Green Plains’ tax liabilities. Differences between amounts due to Green Plains under the agreement and the total income tax expense of the MLP predecessor, which is determined as if the MLP predecessor filed separate tax returns, are reflected as member contributions in partners’ capital. These amounts included contributions of $11 thousand for the year ended December 31, 2015 and distributions of $437 thousand and $460 thousand for the years ended December 31, 2014 and 2013.

Income taxes for the MLP predecessor were accounted for under the asset and liability method. Income taxes receivable were $1.3 million for 2014 and reflected in accounts receivable to affiliate in the consolidated balance sheets. Income taxes payable were $0.1 million for 2013 and reflected in accounts payable to affiliates in the consolidated balance sheets. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for net operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

At the closing of the IPO, current and deferred income taxes were settled through equity contributions from Green Plains. At the same time, the MLP predecessor’s participation in the tax sharing agreement was terminated.

Income tax expense (benefit) consists of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current	$67	$(398)	$(450)
Deferred	(4,076)	(7,360)	(4,255)
Total	$(4,009)	$(7,758)	$(4,705)

Differences between income tax expense (benefit) computed at the statutory federal income tax rate and as presented on the consolidated statements of operations are summarized as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Tax expense at federal statutory
rate of 35%	$(3,666)	$(7,207)	$(4,380)
State income tax expense, net
of federal benefit	(282)	(546)	(329)
Other	(61)	(5)	4
Income tax expense	$(4,009)	$(7,758)	$(4,705)

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards - Federal	$-	$10,596
Net operating loss carryforwards - State	-	793
Investment in partnership	77	-
Other	-	126
Total deferred tax assets	77	11,515

Deferred tax liabilities:
Fixed assets	-	(1,670)
Organization and start-up costs	-	(472)
Accrued expenses	-	(361)
Total deferred tax liabilities	-	(2,503)
Deferred income taxes	$77	$9,012

The partnership conducts business and its parent files tax returns in several states within the United States The partnership’s federal and state returns filed by its parent for the tax years ended November 30, 2012 and later are still subject to audit.